CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net (loss) income	$ (13,335,731)	$ (4,749,225)	$ 7,322,947
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Change in fair value of warrants	(187,799)	(707,103)	(7,198,191)
Share based compensation expenses	872,000	0	0
Depreciation of property and equipment	2,596,764	1,889,462	3,399,115
Amortization of land use rights	24,701	24,667	33,971
(Gain) loss on disposals of property, plant and equipment	(16,418)	(426,922)	4,105
Loss on disposals of land use rights	0	0	5,589
Deferred income taxes	0	(104,526)	(780,484)
Allowance for doubtful accounts	11,115,060	4,000,000	1,232,348
Changes in assets and liabilities, net of effects of acquisitions and disposals:
Trade and other receivables	(3,027,712)	(12,373,547)	8,292,162
Inventories	363,773	(342,783)	(1,832,169)
Trade and other payables	2,861,273	13,868,717	(35,788,033)
Advances from customers	(1,018,765)	(1,814,744)	(4,325,243)
Income tax payables	0	0	(728,950)
Net cash provided by (used in) operating activities	247,146	(736,004)	(30,362,833)
Cash flows from investing activities:
Acquisitions of property, plant and equipment and construction in progress	(1,267,000)	(296,305)	(2,496,996)
Proceeds on the disposals of property and equipment	247,084	923,753	0
Proceeds on the disposal of land use rights	0	0	479,022
Net cash provided by (used in) investing activities	(1,019,916)	627,448	(2,017,974)
Cash flows from financing activities:
Cash received from capital contribution	1,176,307	0	0
Proceeds from bank borrowings	27,669,055	19,708,428	63,393,347
Repayment of bank borrowings	(27,921,095)	(20,011,569)	(55,392,904)
Change in restricted cash	13,549	87,749	25,599,849
Net cash provided by (used in) financing activities	937,816	(215,392)	33,600,292
Effect of exchange rate changes on cash	10,256	332,484	(869,206)
Increase in cash and cash equivalents	175,302	8,536	350,279
Cash and cash equivalents at beginning of period	44,284	63,149	217,612
Cash and cash equivalents at end of period	219,586	71,685	567,891
Supplemental disclosures of cash flow information:
Interest paid	983,659	1,684,596	2,027,843
Tax paid	0	0	555,166
Major non-cash transactions:
Issuance shares for professional service	$ 872,000	$ 0	$ 0